Leases - Schedule of expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Lease liabilities [abstract]
Interest expenses on lease liabilities	¥ 10	¥ 5	¥ 3
Expenses pertaining to short-term leases	0	1	3
Expenses pertaining to leases of low-value assets that are not short-term leases expenses	¥ 28	¥ 25	¥ 14